Lease (Schedule Of Future Minimum Lease Payments Under Capital Leases II) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Leases [Abstract]
Total minimum lease payments	¥ 52,855
Minimum lease payments, Less than 1 year	616
Minimum lease payments, 1 to 2 Years	456
Minimum lease payments, 2 to 3 Years	408
Minimum lease payments, 3 to 4 Years	2,809
Minimum lease payments, 4 to 5 Years	3,290
Minimum lease payments, More than 5 years	¥ 45,276